                                 Annual Report
                                 March 31, 2000


                                  Legg Mason
                                   Tax-Free
                                  Income Fund


                               Maryland Tax-Free

                             Pennsylvania Tax-Free

                                   Tax-Free
                               Intermediate-Term


                                 Primary Class


                            [LEGG MASON FUNDS LOGO]
                             The Art of InvestingSM

To Our Shareholders,

  We are pleased to provide you with Legg Mason Tax-Free Income Fund's annual report for its fiscal year ended March 31, 2000. This report includes financial information for the three series of the Fund: Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate.

 The following table summarizes key statistics for each Fund, as of March 31, 2000:

                                                Average         Net Asset Value
                          SEC Yield*      Weighted Maturity        Per Share
                          ----------      -----------------     ---------------
Maryland Tax-Free           +4.73%           15.11 Years             $15.42
Pennsylvania Tax-Free       +4.80%           14.91 Years              15.57
Tax-Free Intermediate       +4.26%            7.28 Years              15.09

  Each of the Funds seeks a high level of current income exempt from federal income tax. The Maryland and Pennsylvania Tax-Free Funds also seek income which is exempt from state and local income taxes in each respective state. The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Funds are:

                              Maryland    Pennsylvania      Tax-Free
                              Tax-Free      Tax-Free      Intermediate
                              --------    ------------    ------------
Aaa                             43.8%          72.2%          60.2%
Aa                              36.5           23.8           27.2
A                               14.9            0.0            7.4
Baa                              2.9            0.0            1.3
Short-term securities            1.9            4.0            3.9

  Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

                                          Sincerely,

                                          /s/ John F. Curley, Jr.
                                          ---------------------------
                                          John F. Curley, Jr.
                                          Chairman
May 5, 2000

--------------
* SEC yields reported are for the 30 days ended March 31, 2000. If no fees had been waived by the Adviser, the 30-day SECyields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 4.48%, 4.46% and 3.95%, respectively.

Portfolio Manager's Comments
Legg Mason Tax-Free Income Fund

Market Overview and Commentary

  During the 12 months ended March 31, 2000, prices of municipal bonds declined, and tax-free yields increased 65 basis points/1/ for 30-year bonds and almost 100 basis points for 5-year bonds. However, the path to these yield levels was not a smooth one. During the last nine months of 1999, yields on long-term municipal bonds rose almost a full percentage point. Tax-free rates climbed steadily as brisk economic growth and heightened inflation fears caused the Federal Reserve to tighten monetary policy in an attempt to slow the economy. Faced with a stream of robust economic data, the Federal Reserve has been active, interrupting its tightening pattern only long enough to ensure adequate liquidity and financial tranquility over year-end. Since last June, the Fed has tightened five times in 25 basis point steps, moving the Fed Funds Rate from 4.75% to 6.00% currently.

  The trend of rising tax-free rates that persisted through most of 1999 reversed course early in the New Year. During the first quarter of 2000, the municipal bond market posted strong total returns, and tax-free yields on long-term bonds fell about 25 basis points. A classic combination of low supply and increased demand drove municipal bond prices higher during this period. Municipal bond issuance is currently trending 32% below last year's level, largely as a result of the sharp drop in refunding activity. In addition, many municipalities are flush with cash, a happy by-product of the country's long economic expansion that has boosted tax receipts at the state and local level. The healthy position of municipal balance sheets enables more governments to finance projects on a pay-as-you-go basis rather than turning to the debt markets for funding. While supply was falling, investor appetite for municipal bonds intensified. The volatility of the stock market during the first quarter, particularly the technology sector, made some investors queasy enough to seek the relative calm of the municipal market.

Maryland Tax-Free Income Trust

  For the fiscal year ended March 31, 2000, the Fund's total return was -0.79%. The average maturity of the Fund decreased to 15.11 years from 16.00 years over the last 12 months.

Pennsylvania Tax-Free Income Trust

  For the fiscal year ended March 31, 2000, the Fund's total return was -0.84%. The average maturity of the Fund decreased to 14.91 years from 16.39 years over the last 12 months.

Tax-Free Intermediate-Term Income Trust

  For the fiscal year ended March 31, 2000, the Fund's total return was 0.58%. The average maturity of the Fund decreased to 7.28 years from 7.70 years over the last 12 months.

--------------
/1/ 100 basis points = 1%.

Outlook

  As a result of strong income growth and the surging net worth of many households, the demand for municipal bonds by individuals has grown and is expected to continue to grow in the coming year. There seems to have been a modest reallocation out of equities into municipal bonds on the part of investors over the past few months. This would likely accelerate in the face of a steep and protracted sell-off in the stock market. We believe that municipal issuance will increase modestly from its current depressed pace, but is likely to remain well below last year's level. Compared to many other investment sectors, the municipal bond market has been a sea of tranquility. We believe that this relative stability will persist, despite the activities of the Fed, given the positive outlook for supply and demand in the municipal market.

Strategy

  We continue to add to positions in bonds that we believe have good performance characteristics in both rising and falling markets, and we have worked to improve call protection in each Fund. We continue to favor high quality bonds, and, as a result, the average credit quality in the Funds is currently AA or better. Our decision to maintain only moderate exposure to the health care sector has helped the Funds' performance as the prices of hospital bonds have suffered disproportionately over the last year. Due to the competitive and financial challenges facing many of these issuers, the market has penalized the entire health care sector, in some cases unfairly. We believe that certain credits may present value due to the higher yields which health care bonds currently offer, and we expect to be selectively adding to our positions in this industry.


                                                     Jane E. Trust, CFA
                                                     Portfolio Manager

May 1, 2000

   Performance Information
   Legg Mason Tax-Free Income Fund

Performance Comparison of a $10,000 Investment as of March 31, 2000

     The returns shown on these pages are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

     The Pennsylvania Tax-Free Income Trust has two classes of shares: Primary Class and Navigator Class. Information about the Navigator Class, offered only to certain institutional investors, is contained in a separate report to its shareholders.

     The following graphs compare each Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated after subtracting each Fund's maximum sales load and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Legg Mason Funds' results and the indices' results assume reinvestment of all dividends and distributions.

   Maryland Tax-Free Income Trust

-----------------------------------------------------------------------
                              Cumulative                 Average Annual
                            Total Return*                Total Return*
-----------------------------------------------------------------------
 One Year                        -3.51%                       -3.51%
 Five Years                     +24.02                        +4.40
 Life of Fund(dagger)           +66.22                        +5.86
-----------------------------------------------------------------------

 (dagger) Inception date -- May 1, 1991
     *    Includes maximum sales charge of 2.75%

                             [GRAPH APPEARS HERE]

                                          Maryland Tax-Free           Lehman Brothers Municipal
Years ended March 31,                        Income Trust                   Bond Index/1/
        1991/+/                                   $10,000                      $10,000
                                                    9,733                       10,079
                                                   10,160                       10,471
                                                   10,477                       10,822
        1992                                       10,506                       10,854
                                                   10,884                       11,265
                                                   11,146                       11,565
                                                   11,349                       11,776
        1993                                       11,816                       12,213
                                                   12,212                       12,613
                                                   12,658                       13,039
                                                   12,729                       13,222
        1994                                       12,230                       12,496
                                                   12,338                       12,634
                                                   12,422                       12,721
                                                   12,332                       12,539
        1995                                       13,038                       13,425
                                                   13,328                       13,748
                                                   13,657                       14,143
                                                   14,158                       14,727
        1996                                       13,964                       14,550
                                                   14,070                       14,661
                                                   14,369                       14,997
                                                   14,666                       15,380
        1997                                       14,624                       15,343
                                                   15,035                       15,871
                                                   15,421                       16,350
                                                   15,793                       16,793
        1998                                       15,936                       16,987
                                                   16,148                       17,245
                                                   16,601                       17,775
                                                   16,676                       17,881
        1999                                       16,758                       18,040
                                                   16,456                       17,721
                                                   16,282                       17,651
                                                   16,116                       17,514
        2000                                       16,622                       18,025

/1/ The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Index returns are for the periods beginning April 30, 1991.
/+/ Fund inception--May 1, 1991.

Pennsylvania Tax-Free Income Trust

---------------------------------------------------------------------------
                                 Cumulative                 Average Annual
                                Total Return*                Total Return*
---------------------------------------------------------------------------
 One Year                           -3.56%                       -3.56%
 Five Years                        +24.52                        +4.48
 Life of Fund(dagger)              +66.65                        +6.07
---------------------------------------------------------------------------

(dagger) Inception date -- August 1, 1991
    *    Includes maximum sales charge of 2.75%

                             [GRAPH APPEARS HERE]

                                         Pennsylvania Tax-Free       Lehman Brothers Municipal
Years ended March 31,                        Income Trust                 Bond Index/1/
         1991/+/                                $10,000                       $10,000
                                                  9,964                        10,264
                                                 10,321                        10,608
         1992                                    10,342                        10,640
                                                 10,779                        11,043
                                                 11,080                        11,337
                                                 11,297                        11,543
         1993                                    11,718                        11,972
                                                 12,195                        12,364
                                                 12,631                        12,781
                                                 12,739                        12,961
         1994                                    12,164                        12,249
                                                 12,265                        12,384
                                                 12,334                        12,469
                                                 12,253                        12,291
         1995                                    13,019                        13,160
                                                 13,309                        13,477
                                                 13,590                        13,864
                                                 14,121                        14,436
         1996                                    13,867                        14,263
                                                 13,987                        14,372
                                                 14,302                        14,701
                                                 14,568                        15,076
         1997                                    14,507                        15,040
                                                 14,972                        15,558
                                                 15,387                        16,027
                                                 15,766                        16,462
         1998                                    15,929                        16,651
                                                 16,156                        16,905
                                                 16,602                        17,423
                                                 16,674                        17,528
         1999                                    16,811                        17,683
                                                 16,528                        17,371
                                                 16,318                        17,302
                                                 16,126                        17,168
         2000                                    16,665                        17,669

/1/ The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Index returns are for the periods beginning July 31, 1991.
/+/ Fund inception--August 1, 1991.


   Tax-Free Intermediate-Term Income Trust

------------------------------------------------------------
                         Cumulative          Average Annual
                        Total Return*         Total Return*
------------------------------------------------------------
 One Year                   -1.43%                -1.43%
 Five Years                +22.20                 +4.09
 Life of Fund(dagger)      +40.09                 +4.66
------------------------------------------------------------

 (dagger) Inception Date -- November 9, 1982
     *    Includes maximum sales charge of 2.00%

                             [GRAPH APPEARS HERE]

                                 Tax-Free              Lehman Brothers 7-Year
Years ended March 31,       Intermediate Trust        Municipal Bond Index/1/
         1992/+/                 $10,000                       $10,000
                                   9,953                        10,232
         1993                     10,226                        10,559
                                  10,509                        10,851
                                  10,829                        11,166
                                  10,944                        11,300
         1994                     10,634                        10,874
                                  10,724                        10,989
                                  10,804                        11,094
                                  10,729                        10,987
         1995                     11,234                        11,564
                                  11,506                        11,893
                                  11,737                        12,233
                                  12,011                        12,542
         1996                     11,961                        12,497
                                  12,017                        12,551
                                  12,197                        12,776
                                  12,430                        13,089
         1997                     12,405                        13,074
                                  12,700                        13,433
                                  12,947                        13,792
                                  13,187                        14,092
         1998                     13,288                        14,253
                                  13,431                        14,419
                                  13,791                        14,876
                                  13,880                        14,970
         1999                     13,928                        15,097
                                  13,718                        14,840
                                  13,770                        14,962
                                  13,777                        14,948
         2000                     14,009                        15,185

/1/ The Lehman Brothers 7-Year Municipal Bond Index is a total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years. Index returns are for the periods beginning October 31, 1992.
/+/ Fund inception--November 9, 1992.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 2000
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 96.9%
 Annapolis (City of), Economic Development
  Revenue (St. John's College Facility), Series 1998                  5.500%    10/1/18      $1,000    $    909
 Annapolis (City of), Economic Development
  Revenue (St. John's College Facility), Series 1998                  5.500%    10/1/23         870         770
 Anne Arundel County (Baltimore Gas & Electric
  Project), PCR Refunding                                             6.000%     4/1/24       4,500       4,494
 Anne Arundel County, Consolidated Water and
  Sewer, GO                                                           5.000%     9/1/16       1,000         944
 Anne Arundel County, Maryland GO                                     6.500%    5/15/06       1,000       1,085
 Baltimore, Maryland Consolidated Public
  Improvement, Series D
   Refunding (AMBAC insured)                                          6.000%   10/15/06       1,140       1,209
 Baltimore, Maryland Revenue Refunding
  Waste Water Project Series A (FGIC insured)                         5.000%     7/1/22       1,550       1,412
 Baltimore, Maryland Revenue Refunding
  Waste Water Project Series A (FGIC insured)                         5.500%     7/1/26       1,000         964
 Baltimore City Water Utility Project (Water Projects)
  Series A Refunding (Pre-refunded 7/1/00)
  (MBIA insured)                                                      6.500%     7/1/20       1,250        1,257/A/
 Baltimore County, Consolidated Public
  Improvement, GO (Pre-refunded 7/1/02)                               6.125%     7/1/09       2,000        2,097/A/
 Baltimore County, Consolidated Public
  Improvement, GO                                                     4.750%     7/1/18       3,150        2,839
 Baltimore County, Nursing Home (Stella Maris)
  Series A (Pre-refunded 3/1/01)                                      7.250%     3/1/11         890          929/A/
 Calvert County, Maryland (Baltimore Gas &
  Electric Project), PCR Refunding                                    5.550%    7/15/14       1,000        1,009
 Carroll County, Consolidated Public
  Improvement, GO                                                     5.375%    11/1/20       1,000          972
 Carroll County, Consolidated Public
  Improvement, GO                                                     5.375%    11/1/25       1,000          956
 Charles County, GO (Pre-refunded 6/1/01)                             6.600%     6/1/06       1,000        1,044/A/
 Community Development Administration,
  Maryland Department of Housing and Community
  Development, Residential Revenue Bonds
   Series D AMT                                                       5.375%     9/1/24       2,000        1,810
   Series H AMT                                                       6.000%     9/1/17       3,000        3,028
 Frederick County, GO Series 1990
 (Pre-refunded 8/1/03)                                                6.625%     8/1/20         250          269/A/

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
 Frederick County, Public Facility 1991 GO
 (Pre-refunded 5/1/01)                                                6.500%     5/1/07      $  650     $    677/A/
 Harford County, Maryland
   Pre-refunded 3/1/06                                                5.000%     3/1/12         315          321/A/
   Unrefunded Balance                                                 5.000%     3/1/12         685          673
 Harford County, GO (Pre-refunded 12/1/00)                            6.400%    12/1/10         500          517/A/
 Howard County, Metropolitan District GO
  Series 1998 A Refunding                                             4.750%    2/15/27       3,385        2,920
 Howard County, Metropolitan District GO,
  Series B Refunding                                                  6.000%    8/15/19       1,500        1,509
 Howard County, Public Improvement GO
  Series B Refunding                                                  0.000%    8/15/07       1,000          686/B/
 Laurel (City of), Public Improvement GO Refunding
  (Pre-refunded 7/1/01) (MBIA insured)                                7.000%     7/1/09         250          263/A/
 Laurel (City of), Public Improvement GO Refunding
  (Pre-refunded 7/1/01) (MBIA insured)                                7.000%     7/1/11       1,000        1,050/A/
 Maryland Community Development Administration,
  Multi-Family Insured, Mortgage Series B                             5.800%    5/15/26       1,500        1,443
 Maryland Community Development Administration,
  Multi-Family Insured Mortgage, Series G                             7.100%    5/15/23         150          154
 Maryland Community Development Administration,
  Single Family AMT, Fourth Series                                    7.450%     4/1/32         170          174
 Maryland Community Development Administration,
  Single Family AMT, Second Series                                    6.650%     4/1/04       1,000        1,017
 Maryland Community Development Administration,
  Single Family AMT, Sixth Series                                     7.125%     4/1/14         365          369
 Maryland Community Development Administration,
  Single Family Non-AMT, Third Series                                 7.250%     4/1/27         670          685
 Maryland Health and Higher Educational Facilities
  Authority, Anne Arundel Medical Center Issue,
  Series 1998 (FSA insured)                                           5.125%     7/1/28       2,000        1,804
 Maryland Health and Higher Educational Facilities
  Authority, College Of Notre Dame (MBIA insured)                     5.300%    10/1/18         925          906
 Maryland Health and Higher Educational Facilities
  Authority, College Of Notre Dame (MBIA insured)                     4.650%    10/1/23       1,400        1,180
 Maryland Health and Higher Educational Facilities
  Authority, Francis Scott Key Medical Center
   Refunding                                                          5.625%     7/1/25         995          936
   Pre-refunded 7/1/00 (FGIC insured)                                 6.750%     7/1/23       1,500        1,539/A/
   Refunding (FGIC insured)                                           5.000%     7/1/23       2,000        1,781

Legg Mason Tax-Free Income Fund


Maryland Tax-Free Income Trust -- Continued

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational Facilities
  Authority, Greater Baltimore Medical Center
  (Pre-refunded 7/1/01)                                               6.750%     7/1/19      $1,000     $  1,047/A/
 Maryland Health and Higher Educational Facilities
  Authority, Howard County General Hospital                           5.500%     7/1/21       2,825        2,793
 Maryland Health and Higher Educational Facilities
  Authority, Johns Hopkins Hospital, Series 1990                      0.000%     7/1/19       4,000        1,308/B/
 Maryland Health and Higher Educational Facilities
  Authority, Johns Hopkins Medicine Refunding
  (MBIA insured)                                                      5.000%     7/1/29       2,000        1,758
 Maryland Health and Higher Educational Facilities
  Authority, Johns Hopkins University Refunding                       6.000%     7/1/08       1,000        1,071
 Maryland Health and Higher Educational Facilities
  Authority, Johns Hopkins University Refunding                       6.000%     7/1/10         500          539
 Maryland Health and Higher Educational Facilities
  Authority, Johns Hopkins University Series 1997
  Refunding                                                           5.625%     7/1/17       1,000        1,005
 Maryland Health and Higher Educational Facilities
  Authority, Kennedy Institute, Series 1991
   Pre-refunded 7/1/01                                                7.400%     7/1/11         630          664/A/
   Pre-refunded 7/1/01                                                6.750%     7/1/22       1,000        1,027/A/
 Maryland Health and Higher Educational Facilities
  Authority, Kennedy Krieger Issue, Series 1997                       5.125%     7/1/22       1,000          764
 Maryland Health and Higher Educational Facilities
  Authority, Loyola College Issue, Series 1999                        5.000%    10/1/39       1,000          852
 Maryland Health and Higher Educational Facilities
  Authority, Maryland Institute, College of
  Art Issue (FSA insured)                                             5.000%     6/1/29       2,000        1,763
 Maryland Health and Higher Educational Facilities
  Authority, Medlantic/Helix Issue Revenue
  Bonds, Series 1998 B (AMBAC insured)                                5.250%    8/15/38       2,900        2,660
 Maryland Health and Higher Educational Facilities
  Authority, Union Memorial Hospital, Series A
  (MBIA insured)                                                      6.750%     7/1/11          65           68
 Maryland Health and Higher Educational Facilities
  Authority, Union Memorial Hospital, Series A
   MBIA insured                                                       6.750%     7/1/21         390          408
   Pre-refunded 7/1/01 (MBIA insured)                                 6.750%     7/1/11          35           37/A/
   Pre-refunded 7/1/01 (MBIA insured)                                 6.750%     7/1/21         210          220/A/

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational Facilities
  Authority, Union Memorial Hospital, Series B
   Pre-refunded 7/1/01 (MBIA insured)                                 6.750%     7/1/11      $  500     $    524/A/
   Pre-refunded 7/1/01 (MBIA insured)                                 6.750%     7/1/21       1,300        1,361/A/
 Maryland Health and Higher Educational Facilities
  Authority, University of Maryland Medical System,
  Series 1993 Refunding (FGIC insured)                                5.375%     7/1/13       2,000        2,006
 Maryland National Capital Park and Planning
  Commission (Prince George's County), Series L2
   (Pre-refunded 7/1/02)                                              6.000%     7/1/05         500          523/A/
 Maryland Transportation Authority, Series 1985
  Refunding                                                           5.750%     7/1/15       5,250        5,296
 Maryland Water Quality Financing Administration,
  Revolving Loan Fund Revenue, Series 1993A
   (Pre-refunded 9/1/03)                                              5.400%     9/1/12       1,500        1,531/A/
 Mayor and City Council of Baltimore, Baltimore
  City Water Projects Refunding (FGIC insured)                        5.000%     7/1/24       5,600        5,081
 Mayor and City Council of Baltimore, Capital
  Appreciation GO
   Series A (FGIC insured)                                            0.000%   10/15/11         940          486/B/
   Pre-refunded 10/15/05 (FGIC insured)                               0.000%   10/15/11       1,060          557/A,B/
 Mayor and City Council of Baltimore, Parking
  Revenue, Series A (Pre-refunded 7/1/02)
  (FGIC insured)                                                      6.250%     7/1/21         500          526/A/
 Montgomery County (Potomac Electric Project),
  1994 Series, PCR Refunding                                          5.375%    2/15/24       1,000          932
 Montgomery County, Consolidated Public
  Improvement
   GO Series A Refunding                                              5.800%     7/1/07       4,000        4,217
   GO Series A Refunding                                              0.000%     7/1/10       3,000        1,753/B/
 Montgomery County, HOC Single Family Series A                        6.800%     7/1/17         810          824
 Montgomery County, Parking Revenue (Silver
  Spring Parking Lot), 1992 Series A Refunding
  (FGIC insured)                                                      6.250%     6/1/07       2,000        2,093
 Morgan State University Academic and Auxiliary
  Fees Revenue, Series A (Pre-refunded 7/1/00)
  (MBIA insured)                                                      7.000%     7/1/20       1,000        1,027/A/
 Northeast Maryland Waste Disposal Authority,
  Solid Waste Revenue (Montgomery County
  Resource Recovery Project)
   AMT Series 1993A                                                   6.000%     7/1/07       1,000        1,029
   AMT Series 1993A                                                   6.300%     7/1/16       3,000        3,062

Legg Mason Tax-Free Income Fund


Maryland Tax-Free Income Trust -- Continued

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
 Port Facilities Revenue (Consolidated Coal
  Sales Co. Project)
   Series A                                                           6.500%    10/1/11      $5,000     $  5,273
   Series B                                                           6.500%    10/1/11       1,000        1,055
 Prince George's County (Potomac Electric Project),
  1993 Series PCR Refunding                                           6.375%    1/15/23       2,250        2,302
 Prince George's County, Consolidated Public
  Improvement, GO Refunding                                           6.700%     7/1/04         585          610
 Prince George's County, Consolidated Public
  Improvement, GO Refunding                                           6.750%     7/1/11         585          611
 Prince George's County, Solid Waste Management
  System Revenue, Series 1990
   Pre-refunded 6/30/00                                               6.750%    6/30/02         250          257/A/
   Pre-refunded 6/30/00                                               6.900%    6/30/06         750          770/A/
 Prince George's County, Solid Waste Management
  System Revenue, Series 1993 Refunding                               5.250%    6/15/13       1,000          949
 State of Maryland, GO                                                5.400%     6/1/07       2,000        2,054
 State of Maryland, GO, Third Series                                  6.700%    7/15/02         500          506
 Talbot County, Bank Qualified, GO
   Pre-refunded 5/1/01                                                6.700%     5/1/10         500          522/A/
   Pre-refunded 5/1/01                                                6.700%     5/1/11         415          434/A/
 University of Maryland Auxiliary Facilities and
  Tuition Revenue, Series A                                           5.600%     4/1/15       1,000        1,011
 University of Maryland Auxiliary Facilities and
  Tuition Revenue, Series A Refunding                                 5.125%     4/1/17       2,000        1,899
 University of Maryland Auxiliary Facilities and
  Tuition Revenue, Series B (Pre-refunded 10/1/02)                    6.375%     4/1/09       1,000        1,057/A/
 University System of Maryland Auxiliary Facility
  and Tuition Revenue Bonds, 1999 Series A                            4.500%    10/1/19       5,000        4,257
 Washington County, Maryland (Water & Sewer
  Project), GO Refunding (FGIC insured)                               0.000%     1/1/17         385          149/B/
 Washington Suburban Sanitary District                                5.500%     6/1/13       1,000        1,015
 Washington Suburban Sanitary District
  (Pre-refunded 6/1/02)                                               6.100%     6/1/07       1,000        1,047/A/
 Washington Suburban Sanitary District
    Refunding                                                         5.250%     6/1/11       1,000        1,004
    Refunding                                                         5.250%     6/1/15       1,000          986
    Refunding                                                         5.250%     6/1/16       1,000          986

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
 Washington Suburban Sanitary District -- continued
    Refunding                                                         5.750%     6/1/17      $2,000     $  2,080
    Refunding                                                         6.000%     6/1/18       2,705        2,885
    Refunding                                                         6.000%     6/1/19       3,665        3,889
 Washington Suburban Sanitary District, First Series
  (Pre-refunded 6/1/01)                                               6.900%     6/1/13         400          419/A/
 Worcester County Sanitary District, GO
  (Pre-refunded 5/1/01)                                               6.750%     5/1/15         115          120/A/
                                                                                                        --------
 Total Municipal Bonds (Identified Cost -- $136,152)                                                     137,560
 -----------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations/C/ -- 1.1%
 District of Columbia Revenue Multimodal
  Medlantic Series C                                                  5.100%     4/3/00         800          800
 Texas Water Development Board, State
  Revolving Fund, Multi-Modal Interchangeable
  Rate Revenue Bond, Series 1992-A                                    4.000%     4/3/00         800          800
                                                                                                        --------
 Total Variable Rate Demand Obligations (Identified Cost -- $1,600)                                        1,600
 -----------------------------------------------------------------------------------------------------------------
 Total Investments -- 98.0% (Identified Cost -- $137,752)                                                139,160
 Other Assets Less Liabilities -- 2.0%                                                                     2,793
                                                                                                        --------
 Net assets consisting of:
 Accumulated paid-in capital applicable to
  9,206 shares outstanding                                                                 $141,483
 Accumulated net realized gain/(loss) on investments                                           (938)
 Unrealized appreciation/(depreciation) of investments                                        1,408
                                                                                           --------
 Net assets -- 100.0%                                                                                   $141,953
                                                                                                        ========
 Net asset value and redemption price per share:/D/                                                       $15.42
                                                                                                          ======
 -----------------------------------------------------------------------------------------------------------------

  /A/ Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
  /B/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
  /C/ The rate shown is the rate as of March 31, 2000, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.
  /D/ Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share at March 31, 2000, would have been $15.86.

  A guide to abbreviations follows Sector Diversification.

  See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 2000
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.0%
 Allegheny County, Airport Revenue 1992-B AMT
  (FSA insured)                                                       6.625%     1/1/22      $1,000     $  1,023
 Allegheny County, Baldwin-Whitehall School District,
  GO Series 1992-A (Pre-refunded 8/15/02)
  (FGIC insured)                                                      6.600%    8/15/10       1,000        1,043/A/
 Allegheny County, Pennsylvania Higher Education,
  Duquesne University Project Refunding
  (AMBAC insured)                                                     5.125%     3/1/13       1,000          974
 Allegheny County, West Jefferson Hills School
  District, GO (Pre-refunded 2/1/01) (FGIC insured)                   7.100%     2/1/11       1,000        1,024/A/
 Allegheny County Hospital Development Authority,
  Children's Hospital Refunding (MBIA insured)                        6.875%     7/1/14       1,000        1,005
 Beaver County,  Ohio Edison Company IDA PCR
  Refunding (FGIC insured)                                            7.000%     6/1/21       1,000        1,042
 Berks County, Pennsylvania, GO Series 1995
  Refunding (FGIC insured)                                            5.850%   11/15/18       1,000        1,009
 Bucks County, Council Rock School District, GO
  (Pre-refunded 3/1/01) (FGIC insured)                                6.750%     3/1/11         250          256/A/
 Central Dauphin School District, Dauphin County,
  Pennsylvania, GO Bonds, Series AA of 1998
  (MBIA insured)                                                      4.500%    12/1/18       2,250        1,903
 Chester County Health and Education Facilities
  Authority, Jefferson Health System Revenue
  Bonds, Series 1997 B                                                5.375%    5/15/27       1,500        1,269
 Commonwealth of Pennsylvania, GO
   First Series                                                       6.125%    9/15/03       1,000        1,038
   Second Series (Pre-refunded 11/1/01)                               6.500%    11/1/09       1,000        1,044/A/
 County of Chester, Pennsylvania, GO Bonds,
  Series of 1998                                                      5.000%    6/15/15       1,000          941
 County of Delaware, Pennsylvania GO Bonds,
  Series of 1999                                                      5.125%    10/1/16       1,000          947
 Deer Lakes School District, Pennsylvania GO
  (MBIA insured)                                                      6.450%    1/15/19       1,750        1,831
 Delaware County Authority, University Revenue,
  Villanova University (Pre-refunded 8/1/01)
  (MBIA insured)                                                      6.850%     8/1/11         500          515/A/
 Delaware County, GO (Pre-refunded 11/15/02)                          6.000%   11/15/22       1,000        1,031/A/
 Delaware County, GO Refunding                                        6.000%   11/15/22         220          221
 Delaware River Port Authority (FGIC insured)                         5.500%     1/1/26       1,000          964

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
 Erie County, Pennsylvania Sewer Authority, Sewer
  Revenue Bonds Series 1997 (Pre-refunded 6/1/07)
  (AMBAC insured)                                                     5.625%     6/1/17      $2,000     $  2,077/A/
 Lehigh County, Pennsylvania, Power & Light
  Company Project IDA PCR 1994, Series A
  Refunding (MBIA insured)                                            5.500%    2/15/27       1,000          937
 Lower Bucks County Joint Municipal Authority,
  Bucks County, Pennsylvania, Water & Sewer
  Revenue Bonds, Series of 1998 (FSA insured)                         5.000%   11/15/17       1,000          921
 Montgomery County, Upper Gwynedd-Towamencin
 Guaranteed Sewer Revenue Series 1991-A
  (MBIA insured)                                                      6.750%   10/15/06         250          258
 Montgomery County Higher Education and Health
  Authority, Saint Joseph's University Revenue
  Series 1992 Refunding (Connie Lee insured)                          6.250%   12/15/04         500          526
 Montgomery Township Municipal Sewer Authority,
  Guaranteed Sewer Revenue Series 1991-A
  (MBIA insured)                                                      6.700%    5/15/21         250          251
 Northampton County Higher Education Authority,
  Lehigh University Revenue Series 1996-B                             5.250%   11/15/21       2,500        2,332
 Pennsylvania Convention Center Authority
  Revenue Bonds, 1989 Series A (FGIC insured)                         6.000%     9/1/19       1,000        1,045
 Pennsylvania Economic Development Revenue IDA
  Series 1991-A (Pre-refunded 7/1/01)                                 7.000%     1/1/11       1,000        1,050/A/
  Series 1994-A Refunding (AMBAC insured)                             5.500%     1/1/14       1,525        1,526
 Pennsylvania Higher Education, University of
  Pittsburgh Series 1997-A (FGIC insured)                             5.125%     6/1/22       1,000          908
 Pennsylvania Higher Education Assistance Agency,
  Student Loan Revenue AMT Series 1991-C
  (AMBAC insured)                                                     7.150%     9/1/21       1,000        1,085
 Pennsylvania Higher Educational Facilities
  Authority, Bryn Mawr College Revenue Bonds
  (MBIA insured)                                                      5.625%    12/1/27         500          486
 Pennsylvania Higher Educational Facilities
  Authority, Temple University Revenue First Series
  (Pre-refunded 4/1/01) (MBIA insured)                                6.500%     4/1/21         250          260/A/
 Pennsylvania Higher Educational Facilities Authority
  (Commonwealth of Pennsylvania), The Trustees
  of the University of Pennsylvania, Revenue Bonds
   Series 1998                                                        4.500%    7/15/16       1,750        1,509
   Series 1998                                                        4.625%    7/15/30       2,000        1,623

Legg Mason Tax-Free Income Fund


Pennsylvania Tax-Free Income Trust -- Continued

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
 Pennsylvania Housing Finance Agency, Rental
  Housing Series 1992-C (FNMA insured)                                6.500%     7/1/23      $  750     $    757
 Pennsylvania Housing Finance Agency, Rental
  Housing Series 1993-C (FNMA insured)                                5.800%     7/1/22       1,000          955
 Pennsylvania Housing Finance Agency, Single
  Family Mortgage Series 1991-32 Refunding                            7.150%     4/1/15         435          447
 Pennsylvania Housing Finance Agency, Single
  Family Mortgage Series 1992-33                                      6.900%     4/1/17         250          256
 Pennsylvania Intergovernmental Co-op Authority
  (Pre-refunded 6/15/03)  (MBIA insured)                              5.600%    6/15/15       1,000        1,024/A/
 Pennsylvania Intergovernmental Co-op Authority
  (Pre-refunded 6/15/03)  (MBIA insured)                              5.600%    6/15/16       2,000        2,048/A/
 Pennsylvania Intergovernmental Co-op Authority,
  Special Tax Revenue Refunding (FGIC insured)                        4.750%    6/15/23       1,550        1,317
 Pennsylvania State University, Series A Refunding                    5.100%     3/1/18       1,500        1,394
 Pennsylvania Turnpike Commission, Oil Franchise
  Tax Subordinated Revenue Bonds, Series B of 1998
  (AMBAC insured)                                                     4.750%    12/1/27       2,000        1,680
 Pennsylvania Turnpike Commission,
  Revenue Series N                                                    5.500%    12/1/17       1,000          977
 Philadelphia Gas Works Series B (MBIA insured)                       7.000%    5/15/20         500          572
 Philadelphia Hospitals and Higher Education
  Facilities Authority, Hospital Revenue Refunding
  Children's Hospital Series 1993 A                                   5.000%    2/15/21       1,000          842
 Philadelphia Municipal Authority, Justice Lease
  Revenue Series 1991-B
   Pre-refunded 11/15/01 (FGIC insured)                               7.000%   11/15/04         500          528/A/
   Pre-refunded 11/15/01 (FGIC insured)                               7.100%   11/15/05         500          529/A/
 Philadelphia Water and Wastewater Refunding,
  Series 1998 (AMBAC insured)                                         5.250%   12/15/12       1,000        1,002
 Philadelphia Water and Wastewater Revenue
  (MBIA insured)                                                      5.600%     8/1/18       2,000        1,982
 Pittsburgh (City of), Pennsylvania, GO
   (AMBAC insured)                                                    5.250%     9/1/18       2,000        1,900
 Port Authority of Allegheny County (Pennsylvania),
  Special Revenue Transportation Bonds Series of
  1999 (MBIA insured)                                                 6.375%     3/1/14       1,000        1,078
 Sayre, Pennsylvania Healthcare Revenue Volunteer
  Hospital Authority, Guthrie Healthcare System
  (AMBAC insured)                                                     7.200%    12/1/20         500          527

                                                                      Rate   Maturity Date     Par      Value
 -----------------------------------------------------------------------------------------------------------------
 Schuylkill County, Pennsylvania, Charity
  Obligation Group IDA, Series A                                      5.000%    11/1/28      $  500     $    417
 Somerset County General Authority, Commonwealth
  Lease Revenue (Pre-refunded 10/15/01)
  (FGIC insured)                                                      7.000%   10/15/13         500          518/A/
 Swarthmore Borough Authority, Swarthmore
  College Refunding Revenue Series 1992
   Pre-refunded 9/15/02                                               6.000%    9/15/12         180          189/A/
   Pre-refunded 9/15/02                                               6.000%    9/15/20         370          388/A/
   Unrefunded balance                                                 6.000%    9/15/12         820          847
   Unrefunded balance                                                 6.000%    9/15/20       1,630        1,647
 University of Pittsburgh 1997-B Refunding
  (MBIA insured)                                                      5.000%     6/1/21       1,000          896
 University of Pittsburgh Series 1992-A (MBIA insured)                6.125%     6/1/21         350          355
 University of Pittsburgh Series 1992-A
  (Pre-refunded 6/1/02) (MBIA insured)                                6.125%     6/1/21         650          680/A/
 Upper St. Clair Township School District, Allegheny
  County, Pennsylvania GO Bonds, Series of 1997                       5.200%    7/15/27       1,150        1,047
 Washington County Hospital Authority, Hospital
  Refunding Revenue, Shadyside Hospital Project,
  Series 1992 (Pre-refunded 12/15/02)
  (AMBAC insured)                                                     6.000%   12/15/18       1,000        1,049/A/
 Westmoreland County GO (AMBAC insured)                               0.000%     8/1/13       2,000          961/B/
 Westmoreland County GO (AMBAC insured)                               0.000%     8/1/14       2,475        1,115/B/
                                                                                                        --------
 Total Municipal Bonds (Identified Cost -- $65,099)                                                       65,798
 -----------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations/C/ -- 1.0%
 Pennsylvania Higher Educational Facilities Authority,
  Carnegie Mellon University Series 1995 D                            3.950%     4/3/00         700          700
                                                                                                        --------
 Total Variable Rate Demand Obligations (Identified Cost -- $700)                                            700
 -----------------------------------------------------------------------------------------------------------------
 Total Investments -- 96.0% (Identified Cost -- $65,799)                                                  66,498
 Other Assets Less Liabilities -- 4.0%                                                                     2,763
                                                                                                        --------
 Net assets -- 100.0%                                                                                   $ 69,261
                                                                                                        ========

Legg Mason Tax-Free Income Fund


Pennsylvania Tax-Free Income Trust -- Continued

 -----------------------------------------------------------------------------------------------------------------
 Net assets consisting of:
 Accumulated paid-in capital applicable to:
  4,444  Primary Class shares outstanding                                                               $ 69,278
      4  Navigator Class shares outstanding                                                                   72
 Accumulated net realized gain/(loss) on investments                                                        (788)
 Unrealized appreciation/(depreciation) of investments                                                       699
                                                                                                        --------
 Net assets -- 100.0%                                                                                   $ 69,261
                                                                                                        ========
 Net asset value and redemption price per share:/D/
  Primary Class                                                                                           $15.57
                                                                                                          ======
  Navigator Class                                                                                         $15.57
                                                                                                          ======
 -----------------------------------------------------------------------------------------------------------------

 /A/ Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
 /B/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
 /C/ The rate shown is the rate as of March 31, 2000, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.
 /D/ Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.01.

 A guide to abbreviations follows Sector Diversification.

 See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 2000
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                                       Rate     Maturity Date      Par            Value
 ----------------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.0%
 Alaska -- 1.1%
 North Slope Borough GO, Capital Appreciation
  Series 1998 A (MBIA insured)                                        0.000%       6/30/09        $1,000        $    608/B/
                                                                                                                --------
 Arizona -- 4.5%
 Arizona Transportation Board Subordinated
  Highway Revenue, Series 1992 A                                      6.000%        7/1/00           500             502
 Salt River Project Agricultural Improvement and
  Power District, Electric System Refunding
  Revenue, 1993 Series A                                              5.300%        1/1/03         1,000           1,015
 Scottsdale Street and Highway User Revenue
  Refunding, Series 1993                                              5.000%        7/1/02         1,000           1,008
                                                                                                                --------
                                                                                                                   2,525
                                                                                                                --------
 Connecticut -- 1.9%
 State of Connecticut Special Tax Obligation,
  Transportation Infrastructure, 1990 Series A
  (Pre-refunded 6/1/01)                                               7.100%        6/1/04         1,000           1,040/A/
                                                                                                                --------
 Florida -- 5.6%
 Northwest Florida Water Management District,
  Land Acquisition Revenue Refunding,
  Series 1992 (FGIC insured)                                          5.500%        4/1/02         1,000           1,017
 Seminole County, Florida Water & Sewer Revenue
  Refunding (MBIA insured)                                            6.000%       10/1/12         1,000           1,078
 State Board of Education Capital Outlay, Series
  1996 A                                                              5.600%        1/1/08         1,000           1,029
                                                                                                                --------
                                                                                                                   3,124
                                                                                                                --------
 Georgia -- 3.1%
 State of Georgia GO Bonds, Series 1997 C                             6.250%        8/1/10         1,000           1,098
 State of Georgia GO Bonds, Series 1997 C                             2.250%        8/1/17         1,000             627
                                                                                                                --------
                                                                                                                   1,725
                                                                                                                --------
 Illinois -- 4.0%
 Illinois Regional Transportation Authority,
  Refunding (MBIA insured)                                            5.400%        6/1/15         1,000             991
 State of Illinois Sales Tax Revenue, Series O                        5.900%       6/15/01         1,220           1,240
                                                                                                                --------
                                                                                                                   2,231
                                                                                                                --------
 Kentucky --  1.8%
 Turnpike Authority of Kentucky, Economic
  Development Road Revenue Refunding
  (Revitalization Projects) Series 1993
  (AMBAC insured)                                                     5.300%        7/1/04         1,000           1,019
                                                                                                                --------

Legg Mason Tax-Free Income Fund


Tax-Free Intermediate-Term Income Trust -- Continued

                                                                       Rate     Maturity Date      Par            Value
 ----------------------------------------------------------------------------------------------------------------------------
 Louisiana --  5.6%
 City of New Orleans Audubon Park Commission
  Aquarium Refunding, Series 1993 (FGIC insured)                      6.000%       10/1/08        $1,000        $  1,044
 City of New Orleans,  Louisiana GO Refunding
  Bonds, Series 1998 (FGIC insured)                                   5.500%       12/1/10         2,000           2,052
                                                                                                                --------
                                                                                                                   3,096
                                                                                                                --------
 Maine --  1.8%
 Maine Municipal Bond Bank GO Refunding,
  1993 Series A                                                       5.200%       11/1/05         1,000           1,012
                                                                                                                --------
 Maryland --  6.0%
 Maryland Health and Higher Educational Facilities
  Authority Refunding Revenue, Kennedy
  Kreiger Issue                                                       5.200%        7/1/09           400             369
 Maryland Health and Higher Educational Facilities
  Authority Refunding Revenue, Kennedy
  Kreiger Issue                                                       5.250%        7/1/10           400             365
 Maryland Transportation Authority, Transportation
  Facilities Projects Refunding Revenue, Series 1992                  5.700%        7/1/05         1,000           1,038
 Mayor and City Council of Baltimore GO
  Consolidated Public Improvement Refunding,
  1995 Series A (FGIC insured)                                        0.000%      10/15/06           750             532/B/
 Northeast Maryland Waste Disposal Authority
  Solid Waste Revenue (Montgomery County
  Resource Recovery Project), Series 1983A, AMT                       5.600%        7/1/02         1,000           1,011
                                                                                                                --------
                                                                                                                   3,315
                                                                                                                --------
 Massachusetts --  1.9%
 Massachusetts State GO, Series A Refunding
  (AMBAC insured)                                                     5.750%        8/1/10         1,000           1,052
                                                                                                                --------
 Michigan --  3.9%
 Williamston Michigan Community School GO
  (MBIA insured)                                                      6.250%        5/1/09         2,000           2,165
                                                                                                                --------
 Nebraska --  1.9%
 Nebraska Public Power District                                       5.700%        1/1/04         1,000           1,027
                                                                                                                --------
 Nevada --  0.9%
 State of Nevada GO LT (Nevada Municipal Bond
  Bank Refunding Project No. 4) Series 1989 B                         6.700%        2/1/01           500             509
                                                                                                                --------
 New Hampshire --  1.8%
 New Hampshire Municipal Bond Bank GO
  Refunding, 1991 Series H                                            5.700%       2/15/01         1,000           1,012
                                                                                                                --------

                                                                       Rate     Maturity Date      Par            Value
 ----------------------------------------------------------------------------------------------------------------------------
 New Jersey --  3.7%
 New Jersey Turnpike Authority, Turnpike Revenue,
  Series 1991 C Refunding (AMBAC insured)                             6.400%        1/1/07        $2,000        $  2,058
                                                                                                                --------
 Pennsylvania --  3.5%
 City of Philadelphia, Pennsylvania Water and
  Wastewater Revenue Bonds, Series 1993
  (AMBAC insured)                                                     5.625%       6/15/08         1,000           1,035
 The Pennsylvania State University Bonds Series A                     5.000%       8/15/16         1,000             929
                                                                                                                --------
                                                                                                                   1,964
                                                                                                                --------
 Rhode Island --  3.0%
 Rhode Island Health and Educational Building
  Corporation, Higher Education Facilities Revenue
  Bonds, Brown University Issue, Series 1998                          5.000%        9/1/16         1,805           1,680
                                                                                                                --------
 South Carolina --  3.7%
 Berkeley County Water and Sewer Revenue
  Refunding and Improvement (MBIA insured)                            6.500%        6/1/06         1,000           1,041
 South Carolina Public Service Authority Revenue,
  Series B Refunding                                                  6.700%        7/1/02         1,000           1,041
                                                                                                                --------
                                                                                                                   2,082
                                                                                                                --------
 Tennessee --  1.8%
 State of Tennessee GO, 1994 Series A Refunding                       5.250%        3/1/02         1,000           1,011
                                                                                                                --------
 Texas --  14.4%
 City of Austin Combined Utility Systems Revenue
  Refunding, Series 1992A (MBIA insured)                              6.000%      11/15/04         1,000           1,044
 City of Houston, GO Revenue Refunding, Series C                      5.625%        4/1/10         1,000           1,020
 City of Houston Water and Sewer System Junior
  Lien Revenue Refunding, Series 1992 C
  (MBIA insured)                                                      5.400%       12/1/01         1,000           1,012
 Irving, Texas Independent School District Refunding,
  Series A (PSFG insured)                                             0.000%       2/15/17         1,190             448/B/
 Manor, Texas Independent School District Refunding                   5.000%        8/1/17         1,000             923
 Tarrant County, Texas Health Facilities
  Development, Series B (FGIC insured)                                5.000%        9/1/15           395             374
 Tarrant County, Texas Health Facilities
  Development, Series A (FGIC insured)                                5.000%        9/1/15           250             237

Legg Mason Tax-Free Income Fund

                                                                       Rate     Maturity Date      Par            Value
 ----------------------------------------------------------------------------------------------------------------------------
 Texas --  (continued)
 Texas Public Finance Authority, GO Refunding,
  Series B                                                            5.125%       10/1/15          $1,000      $    955
 Texas Public Finance Authority, GO Refunding
  (Superconducting Super Collider Project),
  Series 1992 C (FGIC insured)                                        0.000%        4/1/02           1,000           907/B/
 United Independent School District (Webb County,
  Texas) Unlimited Tax School Building Bonds,
  Series 1995 (PSFG insured)                                          7.100%       8/15/06           1,000         1,110
                                                                                                                --------
                                                                                                                   8,030
                                                                                                                --------
 Virginia --  13.0%
 Commonwealth of Virginia Transportation Board,
  Transportation Contract Revenue Refunding,
  Series 1992 (Route 28 Project)                                      6.000%        4/1/06           1,000         1,037
 Fairfax County Public Improvement,
  Series 1992 C Refunding                                             5.500%       10/1/03           2,000         2,022
 Henrico County GO Public Improvement
  Refunding, Series 1993                                              5.250%       1/15/09           1,100         1,111
 Metro Washington DC Airport Authority Revenue
  Refunding, Series A (FGIC insured) AMT                              5.250%       10/1/12           1,000           982
 Virginia Resources Authority Clean Water State
  Revolving Fund Revenue Bonds, Series 1999                           5.750%       10/1/13           1,000         1,042
 Virginia State Public Building Authority,
  Revenue Refunding Series 1992 B                                     5.625%        8/1/02           1,000         1,021
                                                                                                                --------
                                                                                                                   7,215
                                                                                                                --------
 Washington --  6.1%
 King County, Washington Sewer Revenue
  Second Series (FGIC insured)                                        6.000%        1/1/10           1,115         1,188
 State of Washington, Various Purpose GO
  Bonds, Series 2000B                                                 6.000%        1/1/11           1,000         1,063
 Washington State Motor Vehicle Fuel Tax
  Revenue, Series D                                                   6.500%        1/1/07           1,045         1,129
                                                                                                                --------
                                                                                                                   3,380
                                                                                                                --------
 Total Municipal Bonds (Identified Cost -- $52,521)                                                               52,880
 ----------------------------------------------------------------------------------------------------------------------------

                                                                       Rate     Maturity Date      Par            Value
 ----------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations/C/ -- 3.8%
 District of Columbia Multimodal Revenue Bonds
  Medlantic/Helix Issue, Series 1998A                                 5.100%        4/3/00       $   400         $   400
 Emery County PCR Refunding Bonds (PacifiCorp
  Project) Series 1994                                                4.000%        4/3/00           500             500
 Texas State Water Development Authority, Series A                    4.000%        4/3/00         1,200           1,200
                                                                                                                 -------
 Total Variable Rate Demand Obligations (Identified Cost -- $2,100)                                                2,100
 ----------------------------------------------------------------------------------------------------------------------------
 Total Investments -- 98.8% (Identified Cost -- $54,621)                                                          54,980
 Other Assets Less Liabilities -- 1.2%                                                                               661
                                                                                                                 -------
 Net assets consisting of:
 Accumulated paid-in capital applicable to
  3,688 shares outstanding                                                                       $55,877
 Accumulated net realized gain/(loss) on investments                                                (595)
 Unrealized appreciation/(depreciation) of investments                                               359
                                                                                                 -------
 Net assets -- 100.0%                                                                                            $55,641
                                                                                                                 =======
 Net asset value and redemption price per share:/D/                                                               $15.09
                                                                                                                  ======
 ----------------------------------------------------------------------------------------------------------------------------

 /A/ Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
 /B/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
 /C/ The rate shown is the rate as of March 31, 2000, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.
 /D/ Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price at March 31, 2000, would have been $15.40.

 A guide to abbreviations follows Sector Diversification.

 See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
March 31, 2000 (Unaudited)
(Amounts in Thousands)

                                                   Maryland                       Pennsylvania                    Tax-Free
                                                   Tax-Free                         Tax-Free                 Intermediate-Term
                                                 Income Trust                     Income Trust                  Income Trust
                                          --------------------------        -----------------------        ------------------------
                                             % of             Market           % of          Market           % of           Market
                                          Net Assets          Value         Net Assets       Value         Net Assets        Value
-----------------------------------------------------------------------------------------------------------------------------------
Education Revenue                             11.4          $ 16,164           19.5         $13,496           4.7          $ 2,610
Escrowed                                       2.0             2,793            8.0           5,524           1.1              610
General Obligation--Local                     15.2            21,619            7.2           5,019          19.6           10,922
General Obligation--School                      --                --            4.3           2,951           8.4            4,646
General Obligation--State                      1.8             2,560            1.5           1,038          16.0            8,871
Health Care and Hospital Revenue               9.5            13,492            5.9           4,060           1.3              734
Housing Revenue                                6.7             9,504            3.5           2,416            --               --
Lease Revenue                                   --                --             --              --           1.8            1,021
Other                                           --                --            1.9           1,318           2.2            1,240
Parking Revenue                                1.5             2,093             --              --            --               --
Port Facilities Revenue                        4.5             6,328             --              --            --               --
Pre-Refunded Bonds                            16.6            23,634           22.0          15,252           1.9            1,040
Small Business Administration
  Revenue                                       --                --            2.2           1,526            --               --
Solid Waste Revenue                             --                --             --              --           1.8            1,011
Student Loan Revenue                           3.5             5,039            1.5           1,085            --               --
Transportation Revenue                         3.7             5,296            8.3           5,722          15.5            8,634
Utility                                        6.2             8,737            2.8           1,979           7.4            4,127
Water and Sewer Revenue                       14.3            20,301            6.4           4,412          13.3            7,414
Short-Term Investments                         1.1             1,600            1.0             700           3.8            2,100
Other Assets Less Liabilities                  2.0             2,793            4.0           2,763           1.2              661
                                             -----          --------          -----         -------         -----          -------
                                             100.0          $141,953          100.0         $69,261         100.0          $55,641
                                             =====          ========          =====         =======         =====          =======

                    ---------------------------------------

Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

AMBAC         AMBAC Indemnity Corporation
AMT           Alternative Minimum Tax
Connie Lee    Connie Lee Insurance Company
FNMA          Fannie Mae
FGIC          Financial Guaranty Insurance Company
FSA           Financial Security Assurance
GO            General Obligation
HOC           Housing Opportunities Commission
IDA           Industrial Development Authority
LT            Limited Tax
MBIA          Municipal Bond Insurance Association
PCR           Pollution Control Revenue
PSFG          Permanent School Fund Guaranty

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                                                                     Year Ended 3/31/00
                                                                        --------------------------------------------------
                                                                          Maryland       Pennsylvania        Tax-Free
                                                                          Tax-Free         Tax-Free      Intermediate-Term
                                                                        Income Trust     Income Trust      Income Trust
  ------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                                $ 8,733           $ 4,157          $ 3,100
                                                                          -------           -------          -------

Expenses:
  Investment advisory fee                                                     852               402              334
  Distribution and service fees                                               387               182              152
  Transfer agent and shareholder servicing expense                             47                23               16
  Audit and legal fees                                                         52                30               33
  Custodian fee                                                                96                87               64
  Registration fees                                                             9                 3                9
  Reports to shareholders                                                      24                 9                5
  Trustees' fees                                                                6                 6                6
  Other expenses                                                                9                 5                2
                                                                          -------           -------          -------
                                                                            1,482               747              621
           Less: Fees waived                                                 (397)             (264)            (194)
                 Compensating balance credits                                  (1)               (1)              (2)
                                                                          -------           -------          -------
           Total expenses, net of waivers and compensating
              balance credits                                               1,084               482              425
                                                                          -------           -------          -------
  Net Investment Income                                                     7,649             3,675            2,675
                                                                          -------           -------          -------

Net Realized and Unrealized Gain/(Loss) on Investments:
  Realized gain/(loss) on investments                                        (938)             (788)            (554)
  Change in unrealized appreciation/(depreciation) of investments          (8,593)           (3,707)          (1,924)
                                                                          -------           -------          -------
  Net Realized and Unrealized Gain/(Loss) on Investments                   (9,531)           (4,495)          (2,478)
  ------------------------------------------------------------------------------------------------------------------------
  Change in Net Assets Resulting From Operations                          $(1,882)          $  (820)         $   197
  ------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                                              Maryland             Pennsylvania            Tax-Free
                                                              Tax-Free               Tax-Free          Intermediate-Term
                                                            Income Trust           Income Trust          Income Trust
                                                         -------------------    -------------------    --------------------
                                                             Years Ended            Years Ended           Years Ended
                                                          3/31/00    3/31/99    3/31/00     3/31/99    3/31/00     3/31/99
  -------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
  Net investment income                                  $  7,649   $  7,598    $ 3,675     $ 3,426    $ 2,675     $ 2,573
  Net realized gain/(loss) on investments                    (938)       779       (788)        171       (554)         52
  Change in unrealized appreciation/
   (depreciation) of investments                           (8,593)      (218)    (3,707)        198     (1,924)        253
  -------------------------------------------------------------------------------------------------------------------------
  Change in net assets resulting from operations           (1,882)     8,159       (820)      3,795        197       2,878
  Distributions to shareholders:
         From net investment income:
           Primary Class                                   (7,649)    (7,598)    (3,670)     (3,413)    (2,675)     (2,573)
           Navigator Class                                     NA         NA         (5)        (13)        NA          NA
         From net realized gain on investments:
           Primary Class                                     (587)      (519)       (79)       (189)        --         (23)
           Navigator Class                                     NA         NA       N.M.          (1)        NA          NA
  Change in net assets from Fund share
   transactions:
           Primary Class                                  (14,387)    11,948     (1,331)      6,867     (5,383)      3,965
           Navigator Class                                     NA         NA       (204)        186         NA          NA
  -------------------------------------------------------------------------------------------------------------------------
  Change in net assets                                    (24,505)    11,990     (6,109)      7,232     (7,861)      4,247
Net Assets:
  Beginning of year                                       166,458    154,468     75,370      68,138     63,502      59,255
  -------------------------------------------------------------------------------------------------------------------------
  End of year                                            $141,953   $166,458   $ 69,261     $75,370    $55,641     $63,502
  -------------------------------------------------------------------------------------------------------------------------

NA - Not applicable.
N.M. - Not meaningful.

See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

     Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                      Investment Operations                        Distributions
                              ---------------------------------------  ---------------------------------------
                                                                                      From
                   Net Asset               Net Realized       Total       From         Net                       Net Asset
                     Value,       Net     and Unrealized      From         Net      Realized                       Value,
                   Beginning  Investment  Gain/(Loss) on   Investment  Investment    Gain on         Total         End of
                    of Year     Income     Investments     Operations    Income    Investments   Distributions      Year
  --------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
  Years Ended Mar. 31,
         2000       $16.39     $.77/D/       $(.91)          $(.14)      $(.77)       $(.06)        $(.83)        $15.42
         1999        16.39      .78/D/         .05             .83        (.78)        (.05)         (.83)         16.39
         1998        15.91      .81/D/         .59            1.40        (.81)        (.11)         (.92)         16.39
         1997        16.07      .83/D/        (.09)            .74        (.83)        (.07)         (.90)         15.91
         1996        15.87      .86/D/         .25            1.11        (.86)        (.05)         (.91)         16.07
Pennsylvania Tax-Free Income Trust
  Years Ended Mar. 31,
         2000       $16.53     $.79/E/       $(.94)          $(.15)      $(.79)       $(.02)        $(.81)        $15.57
         1999        16.48      .80/E/         .10             .90        (.80)        (.05)         (.85)         16.53
         1998        15.80      .81/E/         .71            1.52        (.81)        (.03)         (.84)         16.48
         1997        16.10      .83/E/        (.11)            .72        (.83)        (.19)        (1.02)         15.80
         1996        16.02      .89/E/         .15            1.04        (.89)        (.07)         (.96)         16.10
Tax-Free Intermediate-Term Income Trust
  Years Ended Mar. 31,
         2000       $15.68     $.67/F/       $(.59)          $ .08       $(.67)       $  --         $(.67)        $15.09
         1999        15.61      .67/F/         .08             .75        (.67)        (.01)         (.68)         15.68
         1998        15.22      .67/F/         .39            1.06        (.67)          --          (.67)         15.61
         1997        15.34      .68/F/        (.12)            .56        (.68)          --          (.68)         15.22
         1996        15.06      .68/F/         .28             .96        (.68)          --          (.68)         15.34
  --------------------------------------------------------------------------------------------------------------------------
                                                                   Ratios/Supplemental Data
                                      ----------------------------------------------------------------------------------
                                                                                       Net
                                                         Total          Net        Investment              Net Assets,
                                                       Expenses      Expenses        Income    Portfolio     End of
                                        Total         to Average    to Average     to Average   Turnover      Year
                                      Return/A/     Net Assets/B/  Net Assets/C/   Net Assets     Rate    (in thousands)
  ----------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
  Years Ended Mar. 31,
         2000                          (.79)%          .70%/D/        .70%/D/        4.94%/D/     23.0%      $141,953
         1999                          5.16%           .70%/D/        .70%/D/        4.71%/D/     12.9%       166,458
         1998                          8.97%           .70%/D/        .70%/D/        4.97%/D/     18.9%       154,468
         1997                          4.73%           .67%/D/        .66%/D/        5.18%/D/      6.0%       145,974
         1996                          7.11%           .59%/D/        .58%/D/        5.29%/D/     14.1%       146,645
Pennsylvania Tax-Free Income Trust
  Years Ended Mar. 31,
         2000                          (.84)%          .66%/E/        .66%/E/        5.03%/E/     28.6%      $ 69,195
         1999                          5.54%           .70%/E/        .70%/E/        4.82%/E/     10.6%        75,093
         1998                          9.80%           .71%/E/        .70%/E/        5.00%/E/     14.1%        68,048
         1997                          4.61%           .67%/E/        .66%/E/        5.20%/E/     13.6%        64,875
         1996                          6.52%           .54%/E/        .53%/E/        5.42%/E/     17.2%        65,275
Tax-Free Intermediate-Term Income Trust
  Years Ended Mar. 31,
         2000                           .58%           .70%/F/        .70%/F/        4.40%/F/     35.6%      $ 55,641
         1999                          4.82%           .70%/F/        .70%/F/        4.24%/F/     17.9%        63,502
         1998                          7.12%           .71%/F/        .70%/F/        4.34%/F/      9.0%        59,255
         1997                          3.71%           .67%/F/        .66%/F/        4.43%/F/      8.9%        54,736
         1996                          6.47%           .57%/F/        .56%/F/        4.41%/F/       --         60,042
  ----------------------------------------------------------------------------------------------------------------------

  /A/ Excluding sales charge. Sales charges have been waived since November 3,
      1997.
  /B/ This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.
  /C/ This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.
  /D/ Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.55% until July 31, 1995; 0.60% until March 31, 1996; 0.65% until December 31, 1996; and 0.70% through July 31, 2000. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2000, .96%; 1999, 0.94%; 1998, 0.93%; 1997, 0.96%; and 1996,
      0.95%.
  /E/ Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.50% until July 31, 1995; 0.55% until March 31, 1996; 0.65% until December 31, 1996; and 0.70% through July 31, 2000. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2000, 1.02%; 1999,1.00%; 1998, 1.00%; 1997, 1.04%; and 1996,
      1.02%.

  /F/ Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.35% until July 31, 1995; 0.65% until December 31, 1996; and 0.70% through July 31, 2000. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2000, 1.02%; 1999, 1.03%; 1998, 1.06%; 1997, 1.11%; and 1996, 1.10%.

  See notes to financial statements.

   Notes to Financial Statements
   Legg Mason Tax-Free Income Fund
   (Amounts in Thousands)

   -----------------------------------------------------------------------------
1. Significant Accounting Policies:

      The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

      Each Fund consists of two classes of shares: Primary Class, offered since May 1, 1991, for Maryland Tax-Free; since August 1, 1991, for Pennsylvania Tax-Free; and since November 9, 1992, for Tax-Free Intermediate; and Navigator Class, offered to certain institutional investors since March 10, 1998, for Pennsylvania Tax-Free. The Navigator Classes of Maryland Tax-Free and Tax-Free Intermediate have not commenced operations. Information about the Navigator Class is contained in a separate report to its shareholders.The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

   Security Valuation

      Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

      Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

   Investment Income and Distributions to Shareholders

      Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At March 31, 2000, accrued dividends payable were as follows:
   Maryland Tax-Free, $308; Pennsylvania Tax-Free, $151; and Tax-Free Intermediate, $107.

   -----------------------------------------------------------------------------
   Security Transactions

      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2000, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                              Receivable for        Payable for
                              Securities Sold   Securities Purchased
   -----------------------------------------------------------------
   Maryland Tax-Free              $1,037                $ --
   Pennsylvania Tax-Free           2,015                  --
   Tax-Free Intermediate              --                  --

   Federal Income Taxes

      No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. At March 31, 2000, Maryland Tax-Free, Pennsylvania Tax-Free, and Tax-Free Intermediate had capital loss carryforwards for federal income tax purposes of $600, $354, and $312, respectively, expiring in 2008.

   Use of Estimates

      Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Other

      Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Investment Transactions:

      For the year ended March 31, 2000, investment transactions (excluding short-term investments) were as follows:

                              Purchases   Proceeds From Sales
   ----------------------------------------------------------
   Maryland Tax-Free           $34,189          $46,555
   Pennsylvania Tax-Free        19,652           20,520
   Tax-Free Intermediate        20,673           25,666

      At March 31, 2000, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                      Net Appreciation/
                                Cost     Appreciation   Depreciation    (Depreciation)
   ------------------------------------------------------------------------------------
   Maryland Tax-Free          $137,752       $4,394        $(2,986)        $1,408
   Pennsylvania Tax-Free        65,799        1,794         (1,095)           699
   Tax-Free Intermediate        54,621          684           (325)           359

   -----------------------------------------------------------------------------
3. Transactions With Affiliates:

      Each Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to their respective agreements, the Adviser provides the Funds with investment advisory and management services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.

      The Adviser has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each
   Fund:

                                                                                         Year Ended
                                                                                       March 31, 2000  At March 31, 2000
                                                                                       --------------  -----------------
                                                                                         Advisory          Advisory
                                 Advisory       Expense      Expense Limitation            Fees              Fees
   Fund                             Fee       Limitation       Expiration Date            Waived            Payable
   ------------------------------------------------------------------------------------------------------------------------
   Maryland Tax-Free               0.55%         0.70%     July 31, 2000, or until         $397              $15
                                                              net assets reach
                                                                $200 million

   Pennsylvania Tax-Free           0.55%         0.70%     July 31, 2000, or until          264               3
                                                               net assets reach
                                                                 $125 million

   Tax-Free Intermediate           0.55%         0.70%     July 31, 2000, or until          194               8
                                                              net assets reach
                                                                $100 million

      Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to each Fund pursuant to an administration agreement with the Adviser. The Adviser pays LMFA a fee, computed daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                            At March 31, 2000
                                                         ------------------------
                          Distribution     Service       Distribution and Service
   Fund                       Fee            Fee               Fees Payable
   ------------------------------------------------------------------------------
   Maryland Tax-Free         0.125%         0.125%                  $30
   Pennsylvania Tax-Free     0.125%         0.125%                   15
   Tax-Free Intermediate     0.125%         0.125%                   12

      Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason the following amounts for the year ended March 31, 2000: Maryland Tax-Free, $17; Pennsylvania Tax-Free, $8; and Tax-Free Intermediate, $6.

   -----------------------------------------------------------------------------
      The Adviser, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

      The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended March 31, 2000, the Funds had no borrowings under the Credit Agreement.

5. Fund Share Transactions:
      At March 31, 2000, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                                  Reinvestment
                                            Sold                 of Distributions          Repurchased           Net Change
                                   ----------------------       ------------------      -----------------     -----------------
                                   Shares          Amount       Shares      Amount      Shares     Amount     Shares     Amount
  -----------------------------------------------------------------------------------------------------------------------------
  Maryland Tax-Free
  -- Primary Class
     Year Ended March 31, 2000      1,161         $18,376         398       $6,220      (2,507)  $(38,983)     (948)   $(14,387)
     Year Ended March 31, 1999      1,898          31,226         367        6,039      (1,538)   (25,317)      727      11,948
 Pennsylvania Tax-Free
 -- Primary Class
    Year Ended March 31, 2000         758         $12,022         174       $2,731      (1,030)  $(16,084)      (98)   $ (1,331)
    Year Ended March 31, 1999         938          15,546         157        2,609        (681)   (11,288)      414       6,867
 -- Navigator Class
    Year Ended March 31, 2000          --         $    --          --       $   --         (13)  $   (204)      (13)   $   (204)
    Year Ended March 31, 1999          23             373          --            4         (11)      (191)       12         186
 Tax-Free Intermediate
 -- Primary Class
    Year Ended March 31, 2000         790         $12,095         131       $1,996       (1,282) $(19,474)     (361)   $ (5,383)
    Year Ended March 31, 1999       1,067          16,756         123        1,931         (937)  (14,722)      253       3,965
  -----------------------------------------------------------------------------------------------------------------------------

Report of Independent Accountants


To the Board of Trustees of Legg Mason Tax-Free Income Fund and the Shareholders of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust, and Tax-Free Intermediate-Term Income Trust:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust (comprising Legg Mason Tax-Free Income Fund, hereafter referred to as the "Funds") at March 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
May 5, 2000

[LEGG MASON FUNDS LOGO]
The Art of Investing/SM/

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

-------------------------------------------------------------------------------
Equity Funds:                          Specialty Funds:
-------------------------------------------------------------------------------
Value Trust, Inc.                      Market Neutral Trust
Special Investment Trust, Inc.         Balanced Trust
Total Return Trust, Inc.               Financial Services Fund
American Leading Companies             Opportunity Trust
 Trust
Classic Valuation Fund
Focus Trust, Inc.
U.S. Small-Capitalization
 Value Trust

-------------------------------------------------------------------------------
Global Funds:                          Taxable Bond Funds:
-------------------------------------------------------------------------------
Global Income Trust                    U.S. Government Intermediate-Term
Europe Fund                             Portfolio
International Equity Trust             Investment Grade Income Portfolio
Emerging Markets Trust                 High Yield Portfolio

-------------------------------------------------------------------------------
Tax-Free Bond Funds:                   Money Market Funds:
-------------------------------------------------------------------------------
Tax-Free Intermediate-Term             U.S. Government Money Market
 Income Trust                           Portfolio
Maryland Tax-Free Income Trust         Cash Reserve Trust
Pennsylvania Tax-Free Income Trust     Tax Exempt Trust, Inc.

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

Investment Manager
   Legg Mason Fund Advisor, Inc.
   Baltimore, MD

Investment Adviser
   Legg Mason Capital Management, Inc.
   Baltimore, MD

Board of Trustees
   John F. Curley, Jr., Chairman
   Edmund J. Cashman, Jr., President
   Nelson A. Diaz
   Richard G. Gilmore
   Arnold L. Lehman
   Dr. Jill E. McGovern
   G. Peter O'Brien
   T. A. Rodgers
   Edward A. Taber, III

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA

Counsel
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

Independent Accountants
   PricewaterhouseCoopers LLP
   Baltimore, MD

   This report is not to be distributed unless preceded or accompanied by a prospectus.


            Legg Mason Wood Walker, Incorporated
        -------------------------------------------
                      100 Light Street
          P.O. Box 1476, Baltimore, MD 21203-1476
                      410 o 539 o 0000

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